ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts payable and accrued expenses	$ 9,667,042	$ 8,043,143	$ 5,893,351